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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-05150________________________

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

260 Madison Avenue, 8th Floor New York, New York	10016
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC    260 Madison Avenue, 8th Floor     New York, NY 10016

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 652-6155

Date of fiscal year end:         December 31, 2009

Date of reporting period:       September 30, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.37%
CLOSED-END FUNDS - 7.28%
Adams Express Company (The) (a)	26,400	$257,928
Advent/Claymore Enhanced Growth & Income Fund	33,561	363,801
BlackRock Dividend Achievers Trust	8,000	67,200
Liberty All-Star Equity Fund	302,030	1,277,587
Liberty All-Star Growth Fund	283,601	896,179
Tri-Continental Corporation	22,800	251,256
Zweig Fund, Inc. (The)	323,850	1,039,559
		4,153,510
CONSUMER DISCRETIONARY - 8.86%
Amazon.com, Inc. ^ *	3,000	280,080
Best Buy Company, Inc.	4,500	168,840
Comcast Corporation - Class A	11,555	195,164
DIRECTV Group, Inc. (The) ^ *	4,000	110,320
Family Dollar Stores, Inc. ^	2,000	52,800
Gap, Inc. (The) ^	9,200	196,880
Home Depot, Inc. (The) ^	2,000	53,280
Lowe's Companies, Inc. ^	5,900	123,546
McDonald's Corporation ^	14,900	850,343
News Corporation - Class A ^	10,000	119,900
NIKE, Inc. - Class B	6,100	394,670
Omnicom Group, Inc.	6,200	229,028
Staples, Inc. ^	12,800	297,216
Starbucks Corporation *	2,800	57,820
Target Corporation	10,300	480,804
Time Warner Cable, Inc.*	1,966	84,715
TJX Companies, Inc. (The)	7,000	260,050
Toyota Motor Corporation - ADR	2,500	196,425
Viacom, Inc. - Class B *	5,450	152,818
Walt Disney Company (The) ^	24,200	664,532
Yum! Brands, Inc. ^	2,500	84,400
		5,053,631
CONSUMER STAPLES - 11.01%
Altria Group, Inc.	13,300	236,873
Archer-Daniels-Midland Company ^	3,960	115,711
Coca-Cola Company (The)	15,000	805,500
Colgate-Palmolive Company ^	4,400	335,632
ConAgra Foods, Inc.	3,400	73,712
CVS Caremark Corporation ^	10,430	372,768

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (Continued)

CONSUMER STAPLES (Continued)
General Mills, Inc.	2,500	$160,950
H.J. Heinz Company	4,000	159,000
Kimberly-Clark Corporation	2,500	147,450
Kraft Foods, Inc. - Class A	10,932	287,184
Kroger Company (The) ^	8,800	181,632
PepsiCo, Inc.	7,100	416,486
Philip Morris International, Inc. ^	9,800	477,652
Procter & Gamble Company (The)	22,297	1,291,442
Sysco Corporation	9,800	243,530
Walgreen Company ^	4,800	179,856
Wal-Mart Stores, Inc.	16,100	790,349
		6,275,727
ENERGY - 11.27%
Baker Hughes, Inc. ^	8,100	345,546
Chevron Corporation	17,032	1,199,564
Conocophillips ^	10,474	473,006
Exxon Mobil Corporation	35,500	2,435,655
Halliburton Company	9,700	263,064
Marathon Oil Corporation	11,500	366,850
Occidental Petroleum Corporation	5,000	392,000
Schlumberger Ltd.	8,000	476,800
Transocean Ltd. *	2,500	213,825
XTO Energy, Inc.	6,250	258,250
		6,424,560
FINANCIALS - 12.67%
AFLAC, Inc.	5,500	235,070
Allstate Corporation (The)	6,800	208,216
American Express Company	6,400	216,960
Bank of America Corporation	16,138	273,055
Bank of New York Mellon Corporation (The) ^	7,754	224,788
BB&T Corporation	3,500	95,340
Capital One Financial Corporation	2,500	89,325
Charles Schwab Corporation (The) ^	22,000	421,300
Chubb Corporation (The)	3,500	176,435
Goldman Sachs Group, Inc. (The)	3,000	553,050
Hudson City Bancorp, Inc.	15,500	203,825
JPMorgan Chase & Company	35,132	1,539,484
Marsh & McLennan Companies, Inc.	10,000	247,300
MetLife, Inc.	5,700	216,999
Morgan Stanley	7,000	216,160
PNC Financial Services Group, Inc. ^	7,600	369,284

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (Continued)

FINANCIALS (Continued)
T. Rowe Price Group, Inc. ^	5,000	$228,500
Travelers Companies, Inc. (The)	9,476	466,504
U.S. Bancorp	9,901	216,436
Wells Fargo & Company	36,400	1,025,752
		7,223,783
HEALTH CARE - 12.44%
Abbott Laboratories	9,200	455,124
Aetna, Inc.	5,000	139,150
Amgen, Inc. *	6,700	403,541
Baxter International, Inc. ^	5,000	285,050
Becton, Dickinson and Company	5,400	376,650
Biogen Idec, Inc. *	4,000	202,080
Bristol-Myers Squibb Company	23,500	529,220
Cardinal Health, Inc. ^	7,950	213,060
Covidien PLC	2,599	112,433
Eli Lilly & Company ^	4,700	155,241
Gilead Sciences, Inc. *	7,000	326,060
Johnson & Johnson	20,400	1,242,156
McKesson Corporation	2,800	166,740
Medtronic, Inc.	10,000	368,000
Merck & Company, Inc.	12,500	395,375
Pfizer, Inc.	23,560	389,918
Schering-Plough Corporation ^	10,000	282,500
Stryker Corporation	3,500	159,005
UnitedHealth Group, Inc. ^	11,000	275,440
WellPoint, Inc. ^ *	3,500	165,760
Wyeth	9,200	446,936
		7,089,439
INDUSTRIALS - 9.57%
3M Company	4,400	324,720
Boeing Company (The)	2,200	119,130
Burlington Northern Santa Fe Corporation	5,400	431,082
Caterpillar, Inc.	6,800	349,044
CSX Corporation	6,500	272,090
Deere & Company	6,500	278,980
Emerson Electric Company	6,000	240,480
General Dynamics Corporation ^	3,200	206,720
General Electric Company	56,900	934,298
Honeywell International, Inc.	5,000	185,750
Illinois Tool Works, Inc.	2,800	119,588
Lockheed Martin Corporation	3,000	234,240

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (Continued)

INDUSTRIALS (Continued)
Norfolk Southern Corporation	5,500	$237,105
Northrop Grumman Corporation	2,500	129,375
Raytheon Company	6,000	287,820
Union Pacific Corporation	4,000	233,400
United Parcel Service, Inc. - Class B	4,100	231,527
United Technologies Corporation	6,000	365,580
Waste Management, Inc.	9,300	277,326
		5,458,255
INFORMATION TECHNOLOGY - 17.45%
Adobe Systems, Inc. *	4,200	138,768
Apple, Inc. *	5,900	1,093,683
Applied Materials, Inc.	14,800	198,320
Automatic Data Processing, Inc.	4,400	172,920
Cisco Systems, Inc. *	38,900	915,706
Corning, Inc. ^	11,500	176,065
Dell, Inc. ^ *	2,700	41,202
eBay, Inc. *	2,500	59,025
EMC Corporation *	27,148	462,602
Google, Inc. - Class A *	2,000	991,700
Hewlett-Packard Company	16,900	797,849
Intel Corporation	62,500	1,223,125
International Business Machines Corporation	9,100	1,088,451
Microsoft Corporation	56,200	1,455,018
Nortel Networks Corporation *	660	57
Oracle Corporation	22,272	464,149
QUALCOMM, Inc.	10,000	449,800
Texas Instruments, Inc. ^	6,400	151,616
Yahoo!, Inc. *	4,000	71,240
		9,951,296
MATERIALS - 2.92%
Alcoa, Inc. ^	11,400	149,568
Dow Chemical Company (The)	5,400	140,778
E.I. Du Pont de Nemours & Company	9,500	305,330
Freeport-McMoRan Copper & Gold, Inc. ^*	5,000	343,050
Monsanto Company	4,660	360,684
Praxair, Inc. ^	4,500	367,605
		1,667,015
REAL ESTATE INVESTMENT TRUST - 0.00%
Simon Property Group, Inc.	14	972

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (Continued)

TELECOMMUNICATION SERVICES - 2.70%
AT&T, Inc.	37,039	$1,000,423
Verizon Communications, Inc.	17,800	538,806
		1,539,229
UTILITIES - 3.20%
American Electric Power Company, Inc.	5,000	154,950
Dominion Resources, Inc. ^	7,700	265,650
Duke Energy Corporation	15,800	248,692
Edison International	3,500	117,530
Exelon Corporation	3,000	148,860
FirstEnergy Corporation	3,000	137,160
FPL Group, Inc. ^	4,000	220,920
PG&E Corporation ^	3,000	121,470
Public Service Enterprises Group, Inc. ^	4,500	141,480
Southern Company (The) ^	8,400	266,028
		1,822,740

TOTAL EQUITY SECURITIES (cost - $55,119,320)		$56,660,157

SHORT-TERM INVESTMENTS - 8.09%
MONEY MARKET SECURITY - 0.73%
JPMorgan U.S. Government Money Market Fund	415,430	$415,430

	Principal Amount (000's)
REPURCHASE AGREEMENTS - 7.36%
J.P. Morgan Securities, Inc.†‡
(Agreement dated 9/30/2009 to be repurchased at $499,160, 0.05%, 10/1/2009, collateralized by $516,487 in United States Treasury Bonds)	$499	499,160
J.P. Morgan Securities, Inc.†‡
(Agreement dated 9/30/2009 to be repurchased at $3,696,348, 0.1%, 10/1/2009, collateralized by $3,805,693 in United States Treasury Bonds)	3,696	3,696,348

		4,195,508

TOTAL SHORT-TERM INVESTMENTS (cost - $4,610,938)		4,610,938

TOTAL INVESTMENTS - 107.46% (cost - $59,730,258)		61,271,095

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (Continued)

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.46)%	(4,254,844)

NET ASSETS - 100.00%	$57,016,251

ADR - American Depositary Receipt.
(a) Affiliated investment.  The Fund holds 0.45% (based on net assets) of Adams Express Company.  A director of the Fund also serves as a director to such company.  During the quarter ended September 30, 2009 the fund sold 13,700 shares of this security.  There were no purchases during this period.
^ Security or a portion thereof is out on loan.
* Non-income producing security.
† Represents investment purchased with collateral received for securities on loan.
‡ Stated interest rate, before rebate earned by borrower of securities on loan.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2009 (UNAUDITED)

Federal Income Tax Cost: At September 30, 2009 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $59,730,257, $8,487,386, $(6,946,549) and $1,540,837 respectively.

Fair Value Measurements is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  Fair Value Measurements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices	$61,271,094	$-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$61,271,094	$-

* Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2009.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the period ended September 30, 2009, the Fund did not engage in derivative instruments and other hedging activities.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 4, 2009 with a file number 811-22066.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission on the Form N-CSR on September 4, 2009, file number 811-22066.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*	/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date          November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date          November 23, 2009

By (Signature and Title)*	/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date          November 23, 2009

* Print the name and title of each signing officer under his or her signature.